Intangible Assets and Goodwill (Tables)	6 Months Ended
Sep. 30, 2023
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill	Intangible assets and Goodwill consist of the following:
						(In (US$))
Description	Customer acquisition List	Goodwill	Commercial rights	Softwares	Total	Intangible asset under development
Gross carrying value
As at 31 March, 2022	59,216,654	73,008		-	59,289,662	166,587
Write off (refer to Note 19)	(59,216,654)				(59,216,654)	-
Exchange differences		(78,582)			(78,582)	460
Acquisition through business combination (refer to Note 20)		658,837	339,277	216	998,330
As at 30 Sept 2022	-	810,427	339,277	216	1,149,920	166,127
Additions					-	4,464
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))		(68,500)		-	(68,500)
Write off (refer to Note 19)	(59,216,654)				(59,216,654)	160,000
Exchange differences		(73,601)			(73,601)
Acquisition through business combination (refer to Note 20)		658,837	339,277	216	998,330
As at 31 March, 2023	-	736,946	339,277	216	1,076,439	11,051
Write off	-				-	(11,051)
Exchange differences		8,878			8,878	-
As at 30 Sept 2023	-	728,068	339,277	216	1,067,561	-

Accumulated amortization
As at 31 March, 2022	24,030,158	-		-	24,030,158	-
Charge for the year	-	-	8,272.00	27.00	8,299.00
Write off (refer to Note 19)	(24,030,158)				(24,030,158)
As at 30 Sept 2022	-	-	8,272	27	8,299	-
Charge for the year	-	-	16,157	54	16,211
Write off (refer to Note 19)	(24,030,158)				(24,030,158)
As at 31 March, 2023	-	-	16,157	54	16,211	-
Charge for the year	-	-	7,917	27	7,944
As at 30 Sept 2023	-	-	24,074	81	24,155	-

Net block as at 31 March, 2022	35,186,496.	73,008		-	35,259,504	166,587
Net block as at 30 Sept, 2022	-	810,427	331,005	189	1,141,621	166,127
Net block as at 31 March, 2023	-	736,946	323,120	162	1,060,228	11,051
Net block as at 30 Sept, 2023	-	728,068	315,203	135	1,043,406	-